STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock options activity

The following table summarizes the Company’s stock option activity during the six months ended March 31, 2019:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In years)	Average Intrinsic Value
Outstanding at September 30, 2018	103,500,000	0.0605
Granted	1,000,000	—
Exercised	—	—
Cancelled	—	—
Outstanding at March 31, 2019	104,500,000	$0.0604	2.82	$1.5 million
Vested and expected to vest	104,500,000	$0.0604	2.82	$1.5 million
Exercisable at March 31, 2019	55,000,000	$0.0475	2.82	$1.5 million

The following table summarizes the Company’s stock option activity during the year ended September 30, 2018:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding at beginning of period	35,500,000	$0.033
Granted	68,000,000	0.075		—
Exercised	—	—		—
Cancelled	—	—		—
Outstanding at end of period	103,500,000	$0.0605	3.32	$1.2 million
Vested and expected to vest	103,500,000	$0.0605	3.32	$1.2 million
Exercisable at end of period	54,500,000	$0.0475	—	$1.3 million

Schedule of fair value assumptions for stock-options

The fair value of the stock-options granted during 2018 and 2019 were determined using the Black Scholes valuation model with the following key assumptions:

Date of Grant	May 1, 2018	June 1, 2018	January 2, 2019
Number of Stock Options Granted	500,000	67,500,000	1,000,000
Stock Price	$0.065	$0.075	$0.045
Exercise Price	$0.065	$0.075	$0.045
Expected Life of Options	4.25 years	4.25 years	3.75 years
Risk Free Rate	2.74%	2.675%	2.51%
Volatility	145.21%	145.21%	126.37%

The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted. The weighted-average fair values of stock options granted for the years ended September 30, 2018 and 2017 were based on the following assumptions at the date of grant as follows:

	2018	2017
Expected dividend yield	0%	0%
Expected stock price volatility	145.2%	127.2%
Risk-free interest rate	2.7%	1.71%
Expected life of options	7 years	4 years
Weighted-average grant date fair value	$0.065	$0.022